Debt - Debt (Parenthetical) (Detail)			12 Months Ended
	Dec. 31, 2012 Secured Promissory Notes [Member]	Dec. 31, 2011 Secured Promissory Notes [Member]	Dec. 31, 2012 Other Indebtedness [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Term Loan Facility [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member] Term Loan Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Average interest rate	2.80%	4.34%		4.21%	6.50%	4.75%
Variable and fixed interest rates ranging, minimum			0.24%
Variable and fixed interest rates ranging, maximum			8.00%